Other current liabilities	6 Months Ended
Jun. 30, 2024
Other current liabilities
Other current liabilities

9.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Professional service fee	6,319	1,235
Advertising expense payables	2,703	5,369
Promotional expense payables	5,862	4,639
Others	5,582	6,121
Total	20,466	17,364